PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)

Voya High Yield Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 94.5%
Basic Materials : 6.2%
955,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 951,438
0.2
650,000
(1)
ASP Unifrax Holdings,
Inc., 7.500%,
09/30/2029 354,237
0.1
1,350,000  ATI, Inc., 7.250%,
08/15/2030 1,341,522
0.3
1,150,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 1,003,035
0.3
475,000
(1)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 405,136
0.1
1,175,000
(1)(2)
Coeur Mining, Inc.,
5.125%,
02/15/2029 1,009,539
0.3
1,225,000
(1)
Consolidated Energy
Finance SA, 5.625%,
10/15/2028 1,013,369
0.3
1,650,000
(1)
Constellium SE,
5.625%,
06/15/2028 1,554,542
0.4
1,100,000
(1)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 1,056,154
0.3
1,950,000
(1)(2)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 1,827,084
0.5
1,250,000
(1)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 1,182,092
0.3
1,300,000
(1)(2)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 1,185,575
0.3
1,600,000
(1)(3)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 1,444,656
0.4
1,700,000
(1)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 1,553,307
0.4
200,000
(1)
Novelis Corp., 3.250%,
11/15/2026 178,867
0.0
1,150,000
(1)
Novelis Corp., 3.875%,
08/15/2031 919,902
0.2
400,000
(1)
Novelis Corp., 4.750%,
01/30/2030 346,716
0.1
1,325,000
(1)(2)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 1,170,777
0.3
800,000  Olin Corp., 5.000%,
02/01/2030 711,443
0.2
825,000  Olin Corp., 5.125%,
09/15/2027 772,159
0.2
285,000
(1)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 263,951
0.1
1,346,000
(1)
SPCM SA, 3.125%,
03/15/2027 1,192,707
0.3
1,475,000
(1)
Taseko Mines Ltd.,
7.000%,
02/15/2026 1,379,950
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
1,500,000
(1)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 $ 784,394
0.2
23,602,552
6.2
Communications : 14.5%
1,200,000
(1)
Acuris Finance US, Inc.
/ Acuris Finance Sarl,
5.000%,
05/01/2028 988,548
0.3
1,400,000
(1)
Altice France Holding
SA, 6.000%,
02/15/2028 694,317
0.2
2,175,000
(1)
Altice France SA/
France, 5.500%,
10/15/2029 1,567,273
0.4
700,000
(1)
Altice France SA/
France, 8.125%,
02/01/2027 621,650
0.2
1,800,000  AMC Networks, Inc.,
4.250%,
02/15/2029 1,107,001
0.3
1,325,000
(1)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 851,872
0.2
950,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 700,462
0.2
2,750,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 2,161,150
0.6
1,575,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 1,432,042
0.4
1,525,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 1,422,461
0.4
525,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 507,665
0.1
325,000
(1)
CommScope
Technologies LLC,
5.000%,
03/15/2027 184,972
0.0
525,000
(1)
CommScope
Technologies LLC,
6.000%,
06/15/2025 500,461
0.1
675,000
(1)
CommScope, Inc.,
4.750%,
09/01/2029 497,380
0.1
1,050,000
(1)
CommScope, Inc.,
7.125%,
07/01/2028 630,000
0.2
675,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 630,415
0.2
575,000  CSC Holdings LLC,
5.250%,
06/01/2024 547,882
0.1
2,900,000
(1)
CSC Holdings LLC,
5.750%,
01/15/2030 1,629,121
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
450,000
(1)
CSC Holdings LLC,
7.500%,
04/01/2028 $ 292,939
0.1
1,400,000
(1)(2)
CSC Holdings LLC,
11.250%,
05/15/2028 1,396,517
0.4
1,925,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 1,704,491
0.4
1,525,000  DISH DBS Corp.,
5.125%,
06/01/2029 847,709
0.2
775,000
(1)
DISH DBS Corp.,
5.750%,
12/01/2028 597,234
0.1
1,060,000  DISH DBS Corp.,
7.375%,
07/01/2028 669,670
0.2
1,825,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 1,841,317
0.5
950,000  Embarq Corp., 7.995%,
06/01/2036 536,660
0.1
1,225,000
(1)
GCI LLC, 4.750%,
10/15/2028 1,057,922
0.3
2,000,000
(1)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 1,311,454
0.3
500,000
(1)
iHeartCommunications,
Inc., 5.250%,
08/15/2027 397,023
0.1
1,000,000
(1)
ION Trading
Technologies Sarl,
5.750%,
05/15/2028 873,210
0.2
900,000
(1)
LCPR Senior Secured
Financing DAC,
5.125%,
07/15/2029 725,067
0.2
1,150,000
(1)
LCPR Senior Secured
Financing DAC,
6.750%,
10/15/2027 1,057,724
0.3
1,925,000
(1)
Level 3 Financing, Inc.,
3.750%,
07/15/2029 1,078,687
0.3
1,100,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 1,108,231
0.3
1,925,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 1,728,130
0.4
1,150,000
(1)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 998,821
0.3
1,225,000
(1)
Millennium Escrow
Corp., 6.625%,
08/01/2026 978,512
0.2
1,100,000  Northwestern Bell
Telephone, 7.750%,
05/01/2030 598,065
0.2
950,000
(4)
Paramount Global,
6.250%,
02/28/2057 716,775
0.2
1,425,000
(1)
Radiate Holdco LLC /
Radiate Finance, Inc.,
6.500%,
09/15/2028 750,277
0.2
525,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 468,452
0.1
3,125,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 2,857,516
0.7
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,175,000
(1)
Spanish Broadcasting
System, Inc., 9.750%,
03/01/2026 $ 790,566
0.2
1,375,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 1,111,990
0.3
650,000  Telecom Italia Capital
SA, 6.000%,
09/30/2034 542,588
0.1
725,000  Telecom Italia Capital
SA, 6.375%,
11/15/2033 629,335
0.2
750,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 671,799
0.2
1,100,000
(1)
Uber Technologies, Inc.,
8.000%,
11/01/2026 1,114,047
0.3
500,000
(1)
Univision
Communications, Inc.,
4.500%,
05/01/2029 407,654
0.1
1,875,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 1,748,234
0.5
1,100,000
(1)
Urban One, Inc.,
7.375%,
02/01/2028 945,104
0.2
250,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 216,875
0.1
500,000
(1)
Viasat, Inc., 6.500%,
07/15/2028 346,940
0.1
325,000
(1)
Viasat, Inc., 7.500%,
05/30/2031 215,069
0.1
1,350,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 1,098,833
0.3
2,300,000
(1)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 1,987,384
0.5
1,500,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 1,213,602
0.3
1,775,000
(1)(2)
Zayo Group Holdings,
Inc., 4.000%,
03/01/2027 1,319,358
0.3
55,626,453
14.5
Consumer, Cyclical : 21.4%
600,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
3.500%,
02/15/2029 514,139
0.1
1,525,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 1,269,019
0.3
1,375,000
(1)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 1,298,406
0.3
750,000
(1)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 751,836
0.2
1,475,000
(1)
Affinity Interactive,
6.875%,
12/15/2027 1,252,149
0.3
400,000
(1)
Allison Transmission,
Inc., 3.750%,
01/30/2031 323,762
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,125,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 $ 1,061,944
0.3
1,425,000
(1)(2)
American Airlines, Inc.,
7.250%,
02/15/2028 1,363,863
0.4
412,500
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 403,240
0.1
1,350,000
(1)
Arko Corp., 5.125%,
11/15/2029 1,090,408
0.3
925,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 829,155
0.2
775,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 663,797
0.2
1,200,000
(1)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 1,013,969
0.3
1,150,000
(1)
Banijay Entertainment
SASU, 8.125%,
05/01/2029 1,142,209
0.3
1,500,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 1,315,963
0.3
250,000
(1)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 260,261
0.1
300,000
(1)(3)
BCPE Ulysses
Intermediate, Inc.,
7.750% (PIK Rate
8.500%, Cash Rate
7.750%),
04/01/2027 261,716
0.1
825,000
(1)
Brinker International,
Inc., 5.000%,
10/01/2024 805,407
0.2
375,000
(1)
Brinker International,
Inc., 8.250%,
07/15/2030 361,299
0.1
1,575,000
(1)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 1,335,970
0.3
1,200,000
(1)
Caesars Entertainment,
Inc., 6.250%,
07/01/2025 1,184,631
0.3
1,050,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 1,022,828
0.3
875,000
(1)
Carnival Corp., 4.000%,
08/01/2028 759,409
0.2
1,825,000
(1)(2)
Carnival Corp., 6.000%,
05/01/2029 1,558,829
0.4
1,125,000
(1)
Carrols Restaurant
Group, Inc., 5.875%,
07/01/2029 945,297
0.2
1,325,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 1,268,588
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
625,000
(2)
Delta Air Lines, Inc.,
4.375%,
04/19/2028 $ 575,119
0.1
375,000  Delta Air Lines, Inc.,
7.375%,
01/15/2026 379,935
0.1
970,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 977,527
0.3
1,150,000
(1)(2)
Foot Locker, Inc.,
4.000%,
10/01/2029 830,651
0.2
1,725,000
(2)
Ford Motor Co.,
6.100%,
08/19/2032 1,626,576
0.4
2,300,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 2,054,753
0.5
2,650,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 2,415,809
0.6
1,100,000  Ford Motor Credit
Co. LLC, 4.542%,
08/01/2026 1,033,552
0.3
1,350,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 1,237,146
0.3
400,000
(1)
Gap, Inc., 3.625%,
10/01/2029 296,493
0.1
1,250,000
(1)
Gap, Inc., 3.875%,
10/01/2031 879,736
0.2
800,000
(1)
Golden Entertainment,
Inc., 7.625%,
04/15/2026 799,000
0.2
800,000
(1)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 673,293
0.2
1,300,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 1,198,259
0.3
1,575,000
(1)
Interface, Inc., 5.500%,
12/01/2028 1,340,446
0.3
400,000
(1)
International Game
Technology PLC,
4.125%,
04/15/2026 376,644
0.1
1,750,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 1,614,455
0.4
1,325,000
(1)
LBM Acquisition LLC,
6.250%,
01/15/2029 1,087,832
0.3
1,225,000
(1)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 1,042,991
0.3
1,500,000
(1)
Lions Gate Capital
Holdings LLC, 5.500%,
04/15/2029 991,181
0.3
425,000  M/I Homes, Inc.,
3.950%,
02/15/2030 347,092
0.1
1,025,000  M/I Homes, Inc.,
4.950%,
02/01/2028 925,032
0.2
575,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 389,653
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
325,000
(1)
Macy's Retail Holdings
LLC, 5.875%,
03/15/2030 $ 275,883
0.1
750,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 619,785
0.2
800,000
(1)(2)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 739,000
0.2
1,500,000
(1)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 1,239,233
0.3
650,000  MGM Resorts
International, 4.625%,
09/01/2026 607,719
0.2
675,000  MGM Resorts
International, 4.750%,
10/15/2028 595,459
0.2
1,075,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 970,510
0.2
275,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 265,678
0.1
1,075,000
(1)(2)
NCL Corp. Ltd.,
7.750%,
02/15/2029 998,936
0.3
275,000
(1)
NCL Corp. Ltd.,
8.375%,
02/01/2028 279,198
0.1
800,000
(1)(2)
NCL Finance Ltd.,
6.125%,
03/15/2028 706,932
0.2
865,000
(1)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 879,056
0.2
3,075,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 2,848,793
0.7
243,000
(1)
Royal Caribbean
Cruises Ltd., 11.500%,
06/01/2025 256,724
0.1
825,000
(1)
Royal Caribbean
Cruises Ltd., 11.625%,
08/15/2027 895,556
0.2
1,300,000  Sally Holdings LLC
/ Sally Capital, Inc.,
5.625%,
12/01/2025 1,268,239
0.3
1,450,000  Sands China Ltd.,
5.375%,
08/08/2025 1,406,311
0.4
1,125,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 971,786
0.3
1,350,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 1,328,306
0.3
1,300,000  Shea Homes L.P. /
Shea Homes Funding
Corp., 4.750%,
04/01/2029 1,128,940
0.3
1,085,000
(1)(2)
Sonic Automotive, Inc.,
4.625%,
11/15/2029 900,880
0.2
375,000
(1)
SRS Distribution, Inc.,
6.000%,
12/01/2029 315,418
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,025,000
(1)
SRS Distribution, Inc.,
6.125%,
07/01/2029 $ 873,945
0.2
1,635,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 1,428,034
0.4
1,375,000
(1)
STL Holding Co. LLC,
7.500%,
02/15/2026 1,274,824
0.3
1,225,000
(1)
Taylor Morrison
Communities, Inc.,
5.125%,
08/01/2030 1,071,734
0.3
1,125,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 869,267
0.2
275,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 229,801
0.1
1,100,000
(2)
United Airlines
Holdings, Inc., 4.875%,
01/15/2025 1,065,873
0.3
525,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 486,037
0.1
1,550,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,416,282
0.4
1,300,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 1,006,232
0.3
1,150,000
(1)
White Cap Buyer LLC,
6.875%,
10/15/2028 1,017,791
0.3
1,150,000
(1)
William Carter Co.,
5.625%,
03/15/2027 1,107,243
0.3
1,800,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 1,676,134
0.4
83,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.500%,
03/01/2025 81,685
0.0
800,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 769,968
0.2
1,085,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 1,062,649
0.3
82,087,110
21.4
Consumer, Non-cyclical : 17.0%
950,000
(1)
1375209 BC Ltd.,
9.000%,
01/30/2028 940,180
0.2
1,550,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 1,443,219
0.4
1,575,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 1,333,482
0.3
1,000,000
(1)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 844,845
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,125,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 $ 960,154
0.3
450,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.875%,
02/15/2030 406,057
0.1
1,050,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 1,011,742
0.3
1,350,000
(1)
Alta Equipment
Group, Inc., 5.625%,
04/15/2026 1,245,375
0.3
380,000
(1)
AMN Healthcare, Inc.,
4.625%,
10/01/2027 343,832
0.1
520,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 437,627
0.1
775,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 681,472
0.2
1,550,000  B&G Foods, Inc.,
5.250%,
09/15/2027 1,299,692
0.3
720,000
(1)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 723,038
0.2
1,225,000
(1)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 698,705
0.2
1,225,000
(1)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 763,845
0.2
1,225,000
(1)
Bausch Health
Cos., Inc., 11.000%,
09/30/2028 834,164
0.2
1,150,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 1,133,882
0.3
1,600,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 1,453,536
0.4
625,000
(1)
CHS/Community Health
Systems, Inc., 4.750%,
02/15/2031 443,187
0.1
1,120,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 852,865
0.2
900,000
(1)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 773,100
0.2
1,050,000
(1)
CHS/Community Health
Systems, Inc., 6.875%,
04/15/2029 559,125
0.1
1,575,000
(1)
CPI CG, Inc., 8.625%,
03/15/2026 1,553,493
0.4
500,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 380,527
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,975,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 $ 1,624,164
0.4
1,775,000  Encompass Health
Corp., 4.750%,
02/01/2030 1,572,856
0.4
1,025,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 991,770
0.3
650,000
(1)
IQVIA, Inc., 5.000%,
10/15/2026 622,106
0.2
800,000
(1)
IQVIA, Inc., 6.500%,
05/15/2030 784,015
0.2
1,700,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 1,483,554
0.4
1,000,000
(1)
KeHE Distributors LLC
/ KeHE Finance Corp.,
8.625%,
10/15/2026 1,003,982
0.3
1,800,000
(1)(2)
Legacy LifePoint
Health LLC, 4.375%,
02/15/2027 1,550,196
0.4
1,225,000
(1)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 1,201,866
0.3
1,450,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 1,227,153
0.3
1,675,000
(1)(2)
Medline Borrower L.P.,
5.250%,
10/01/2029 1,449,723
0.4
1,125,000
(1)
ModivCare, Inc.,
5.875%,
11/15/2025 1,070,471
0.3
900,000
(1)(2)
MPH Acquisition
Holdings LLC, 5.750%,
11/01/2028 676,769
0.2
1,475,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 1,296,091
0.3
850,000  New Albertsons L.P.,
7.450%,
08/01/2029 859,465
0.2
1,975,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 1,585,417
0.4
975,000
(1)
PECF USS Intermediate
Holding III Corp.,
8.000%,
11/15/2029 530,303
0.1
650,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 608,446
0.2
1,000,000  Perrigo Finance
Unlimited Co., 4.650%,
06/15/2030 853,771
0.2
950,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 814,672
0.2
1,875,000
(1)
Post Holdings, Inc.,
5.625%,
01/15/2028 1,774,375
0.5
1,800,000
(1)(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 1,669,173
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,350,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 $ 1,155,708
0.3
1,275,000
(1)
Select Medical Corp.,
6.250%,
08/15/2026 1,246,779
0.3
1,250,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 1,026,987
0.3
1,090,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 976,215
0.3
1,050,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 904,767
0.2
1,150,000
(2)
Tenet Healthcare Corp.,
5.125%,
11/01/2027 1,071,374
0.3
1,875,000
(2)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,761,900
0.5
1,850,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,736,779
0.5
1,400,000  Teva Pharmaceutical
Finance Netherlands III
BV, 4.750%,
05/09/2027 1,288,658
0.3
1,350,000
(1)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 1,105,218
0.3
1,100,000
(1)
United Natural
Foods, Inc., 6.750%,
10/15/2028 840,015
0.2
550,000  United Rentals North
America, Inc., 3.750%,
01/15/2032 444,535
0.1
1,050,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 981,827
0.3
325,000  United Rentals North
America, Inc., 5.250%,
01/15/2030 301,024
0.1
250,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 243,203
0.1
1,100,000
(1)
Varex Imaging Corp.,
7.875%,
10/15/2027 1,103,801
0.3
1,100,000
(1)
VT Topco, Inc., 8.500%,
08/15/2030 1,090,711
0.3
550,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 492,855
0.1
925,000
(1)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 916,735
0.2
65,056,573
17.0
Energy : 11.7%
1,000,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 916,688
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,225,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 $ 1,170,302
0.3
600,000
(1)
Antero Resources
Corp., 5.375%,
03/01/2030 553,124
0.1
1,175,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 1,095,275
0.3
425,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 411,537
0.1
1,525,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 1,373,086
0.4
1,600,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 1,570,416
0.4
1,175,000
(1)
CNX Midstream
Partners L.P., 4.750%,
04/15/2030 979,497
0.3
1,640,000
(1)
Crescent Energy
Finance LLC, 7.250%,
05/01/2026 1,608,947
0.4
190,000
(1)
Crescent Energy
Finance LLC, 9.250%,
02/15/2028 194,163
0.0
1,925,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 6.000%,
02/01/2029 1,860,108
0.5
675,000  Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.750%,
05/15/2025 662,199
0.2
950,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 869,006
0.2
600,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 519,523
0.1
1,150,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 968,333
0.3
1,375,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 1,408,578
0.4
1,300,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 1,249,710
0.3
1,162,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 1,148,689
0.3
2,250,000  EnLink Midstream LLC,
5.375%,
06/01/2029 2,083,446
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
400,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 $ 382,220
0.1
1,175,000  EQM Midstream
Partners L.P., 5.500%,
07/15/2028 1,103,956
0.3
625,000
(1)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 615,874
0.2
925,000
(1)
Hess Midstream
Operations L.P.,
4.250%,
02/15/2030 781,078
0.2
850,000
(1)
Hess Midstream
Operations L.P.,
5.125%,
06/15/2028 782,761
0.2
400,000
(1)
Hess Midstream
Operations L.P.,
5.500%,
10/15/2030 363,914
0.1
700,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 632,852
0.2
725,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 654,511
0.2
900,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 795,198
0.2
1,625,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 1,525,306
0.4
1,575,000
(1)(2)
Matador Resources Co.,
6.875%,
04/15/2028 1,547,946
0.4
1,050,000
(1)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 1,018,327
0.3
1,175,000  Murphy Oil Corp.,
6.375%,
07/15/2028 1,156,093
0.3
1,000,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 1,008,751
0.3
1,325,000
(2)
Occidental Petroleum
Corp., 5.500%,
12/01/2025 1,309,024
0.3
1,475,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 1,389,420
0.4
2,225,000  Southwestern
Energy Co., 5.375%,
02/01/2029 2,051,222
0.5
480,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 421,820
0.1
1,225,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 1,062,366
0.3
735,000
(1)
Tallgrass Energy
Partners L.P. / Tallgrass
Energy Finance Corp.,
7.500%,
10/01/2025 733,809
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
806,250
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 $ 794,616
0.2
190,000
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 193,486
0.0
750,000
(1)
Transocean, Inc.,
7.500%,
01/15/2026 733,796
0.2
550,000
(1)
Venture Global
Calcasieu Pass LLC,
3.875%,
08/15/2029 463,410
0.1
1,600,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 1,314,609
0.3
725,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 718,383
0.2
725,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 713,431
0.2
44,910,806
11.7
Financial : 7.7%
800,000
(2)
Ally Financial, Inc.,
5.750%,
11/20/2025 777,378
0.2
575,000  Ally Financial, Inc.,
6.700%,
02/14/2033 499,733
0.1
1,150,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 1,024,538
0.3
1,300,000
(1)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 1,148,444
0.3
1,250,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 1,149,350
0.3
510,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 448,767
0.1
875,000
(1)
Freedom Mortgage
Corp., 8.250%,
04/15/2025 875,994
0.2
325,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 332,600
0.1
2,435,000  Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp., 5.250%,
05/15/2027 2,143,177
0.6
1,325,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 1,072,051
0.3
450,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 349,492
0.1
1,100,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 950,871
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,250,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 $ 887,229
0.2
1,475,000
(2)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 1,145,297
0.3
825,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 771,520
0.2
1,600,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 1,301,186
0.3
1,375,000  Navient Corp., 4.875%,
03/15/2028 1,167,024
0.3
775,000
(2)
Navient Corp., 5.000%,
03/15/2027 697,434
0.2
575,000  OneMain Finance
Corp., 4.000%,
09/15/2030 432,159
0.1
1,700,000  OneMain Finance
Corp., 5.375%,
11/15/2029 1,425,790
0.4
400,000  OneMain Finance
Corp., 7.125%,
03/15/2026 392,159
0.1
1,675,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
5.875%,
10/01/2028 1,532,265
0.4
925,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 703,619
0.2
1,775,000
(1)
Realogy Group LLC
/ Realogy Co-Issuer
Corp., 5.750%,
01/15/2029 1,285,793
0.3
1,575,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 1,548,907
0.4
200,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 181,064
0.1
550,000  Service Properties
Trust, 4.750%,
10/01/2026 472,388
0.1
525,000  Service Properties
Trust, 5.500%,
12/15/2027 449,342
0.1
1,750,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 1,585,911
0.4
1,125,000
(1)
Uniti Group L.P. / Uniti
Group Finance, Inc.
/ CSL Capital LLC,
10.500%,
02/15/2028 1,102,981
0.3
1,500,000
(1)
XHR L.P., 4.875%,
06/01/2029 1,276,613
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
250,000
(1)
XHR L.P., 6.375%,
08/15/2025 $ 245,683
0.1
29,376,759
7.7
Industrial : 12.2%
730,000
(1)
AmeriTex HoldCo
Intermediate LLC,
10.250%,
10/15/2028 722,700
0.2
1,750,000
(1)(3)
ARD Finance SA,
6.500% (PIK Rate
7.250%, Cash Rate
6.500%),
06/30/2027 1,323,072
0.3
675,000
(2)
Ball Corp., 3.125%,
09/15/2031 529,563
0.1
225,000  Ball Corp., 4.875%,
03/15/2026 216,306
0.1
575,000  Ball Corp., 6.875%,
03/15/2028 579,086
0.2
850,000
(1)(2)
Bombardier, Inc.,
7.500%,
02/01/2029 807,718
0.2
1,000,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 976,607
0.3
1,225,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 1,166,659
0.3
1,575,000
(1)
Builders FirstSource,
Inc., 5.000%,
03/01/2030 1,406,116
0.4
200,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 191,964
0.0
1,350,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 1,248,642
0.3
1,395,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 1,404,388
0.4
1,100,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 1,070,972
0.3
1,465,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 1,412,150
0.4
1,825,000
(1)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 1,578,539
0.4
1,625,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 1,474,974
0.4
375,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 6.500%,
10/01/2025 368,902
0.1
1,475,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 1,290,266
0.3
400,000
(1)
GFL Environmental,
Inc., 4.250%,
06/01/2025 384,810
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
700,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 $ 608,912
0.2
550,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 453,874
0.1
675,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 578,347
0.1
1,175,000
(1)
GrafTech Finance, Inc.,
4.625%,
12/15/2028 909,767
0.2
1,350,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 1,133,126
0.3
1,050,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 1,032,613
0.3
1,800,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 1,579,295
0.4
750,000
(1)(3)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 624,031
0.2
1,175,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 1,029,931
0.3
1,100,000
(1)
Maxim Crane Works
Holdings Capital LLC,
11.500%,
09/01/2028 1,072,500
0.3
1,625,000
(1)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 1,606,646
0.4
1,300,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,272,375
0.3
1,350,000
(1)
PGT Innovations, Inc.,
4.375%,
10/01/2029 1,246,284
0.3
1,075,000
(1)
Roller Bearing Co. of
America, Inc., 4.375%,
10/15/2029 926,018
0.2
800,000
(1)
Rolls-Royce PLC,
3.625%,
10/14/2025 752,000
0.2
1,300,000
(1)
Rolls-Royce PLC,
5.750%,
10/15/2027 1,255,681
0.3
1,250,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 1,116,752
0.3
200,000
(1)
Sealed Air Corp.,
5.125%,
12/01/2024 197,668
0.1
650,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 630,231
0.2
550,000
(1)
Sensata Technologies
BV, 5.000%,
10/01/2025 533,790
0.1
1,700,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,377,595
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,600,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 $ 1,238,778
0.3
925,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 767,051
0.2
1,025,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 931,688
0.2
725,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 708,652
0.2
1,250,000  TransDigm, Inc.,
4.625%,
01/15/2029 1,093,119
0.3
1,025,000  TransDigm, Inc.,
5.500%,
11/15/2027 960,778
0.2
1,775,000
(1)
TransDigm, Inc.,
6.875%,
12/15/2030 1,742,551
0.5
1,250,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 1,086,156
0.3
46,619,643
12.2
Technology : 2.5%
1,600,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 1,416,545
0.4
925,000
(1)(2)
Cloud Software
Group, Inc., 9.000%,
09/30/2029 805,107
0.2
875,000
(1)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 746,540
0.2
775,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 719,546
0.2
550,000
(1)(2)
Entegris, Inc., 3.625%,
05/01/2029 467,605
0.1
1,200,000
(1)
McAfee Corp., 7.375%,
02/15/2030 1,006,036
0.3
1,210,000
(1)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 1,171,564
0.3
645,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 530,911
0.1
1,375,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 1,151,826
0.3
1,075,000
(1)
Rackspace Technology
Global, Inc., 5.375%,
12/01/2028 361,872
0.1
1,375,000
(1)
Virtusa Corp., 7.125%,
12/15/2028 1,112,052
0.3
9,489,604
2.5
Utilities : 1.3%
1,400,000
(1)
Atlantica Sustainable
Infrastructure PLC,
4.125%,
06/15/2028 1,209,841
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,175,000  TransAlta Corp.,
7.750%,
11/15/2029 $ 1,190,786
0.3
800,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 688,446
0.2
875,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 835,271
0.2
1,075,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 1,020,446
0.3
4,944,790
1.3
Total Corporate Bonds/
Notes
(Cost $399,584,584)
361,714,290
94.5
BANK LOANS : 1.2%
Communications : 0.3%
1,300,000  AP Core Holdings II,
LLC, High-Yield Term
Loan B2, 10.717%,
(TSFR3M+5.500%),
09/01/2027 1,264,520
0.3
Consumer, Non-cyclical : 0.2%
965,000  Nielsen Consumer
Inc., 2023 USD
Fifth Amendment
Incremental Term
Loan, 11.549%,
(TSFR3M+6.250%),
03/05/2028 923,988
0.2
Financial : 0.4%
1,480,000  HUB International
Limited, 2023 Term
Loan B, 9.369%,
(TSFR3M+4.250%),
06/30/2030 1,486,311
0.4
Lodging & Casinos : 0.3%
1,000,000  Hilton Worldwide, 2019
Term Loan B2, 6.939%,
(TSFR1M+1.750%),
06/21/2026 1,000,759
0.3
Total Bank Loans
(Cost $4,683,831)
4,675,578
1.2
CONVERTIBLE BONDS/NOTES : 0.0%
Financial : 0.0%
499,200
(1)
Lehman Brothers
Holdings, Inc. SD,
8.160%,
05/30/2009 1,358
0.0
Total Convertible
Bonds/Notes
(Cost $451,666)
1,358
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Consumer Discretionary : —%
1,476
(1)(5)
Perseus Holding Corp.
$ —
—
Energy : 0.0%
2
(6)
Amplify Energy Corp.
15
0.0
424,441
(5)
Ascent Resources -
Utica LLC - Class A
5,093
0.0
5,108
0.0
Health Care : 0.0%
26
(6)
Option Care Health, Inc.
841
0.0
Total Common Stock
(Cost $10,389)
5,949
0.0
OTHER : —%
Energy : —%
2,000
(5)(6)(7)
Green Field Energy
Services, Inc.
—
—
Total Other
(Cost $–)
—
—
PREFERRED STOCK : —%
Consumer Discretionary : —%
775
(1)(5)
Perseus Holding Corp.
(1)
—
—
Total Preferred Stock
(Cost $–)
—
—
WARRANTS : 0.0%
Health Care : 0.0%
126  Option Care Health
Warrants Class B and
1,501
0.0
126  Option Healthcare, Inc.
Class A Warrants and
1,839
0.0
3,340
0.0
Total Warrants
(Cost $–)
3,340
0.0
Total Long-Term
Investments
(Cost $404,730,470)
366,400,515
95.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 11.1%
Commercial Paper : 3.5%
850,000  American Electric
Power Co., Inc.,
5.840
%,
10/30/2023 845,937
0.2
1,675,000  American Honda
Finance Corp.,
5.840
%,
12/11/2023 1,655,912
0.4
250,000
AT&T, Inc.,
5.960
%,
02/21/2024 244,252
0.1
1,650,000
Cigna Group,
5.790
%,
11/27/2023 1,634,968
0.4
1,300,000  Dominion Energy, Inc.,
6.410
%,
10/06/2023 1,298,632
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
1,125,000
EIDP Inc.,
8.340
%,
10/02/2023 $ 1,124,486
0.3
1,600,000
Entergy Corp.,
5.810
%,
11/13/2023 1,588,870
0.4
550,000
Equifax, Inc.,
6.610
%,
10/05/2023 549,502
0.2
2,000,000  Old Line Funding,
5.930
%,
05/01/2024 1,932,992
0.5
2,000,000  Parker-Hannifin Corp.,
7.340
%,
10/03/2023 1,998,794
0.5
575,000
Sysco Corp.,
8.210
%,
10/02/2023 574,741
0.2
Total Commercial Paper
(Cost $13,453,599)
13,449,086
3.5
Repurchase Agreements : 7.6%
5,436,410
(8)
Cantor Fitzgerald,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $5,438,787,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$5,545,138, due
05/01/25-03/15/65)
5,436,410
1.4
3,457,596
(8)
CF Secured LLC,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $3,459,108,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.166%, Market Value
plus accrued interest
$3,526,749, due
11/15/23-08/20/72)
3,457,596
0.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
6,881,750
(8)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $6,884,765,
collateralized by various
U.S. Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$7,019,385, due
10/31/23-02/15/53)
$ 6,881,750
1.8
5,577,300
(8)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
09/29/2023, 5.370%,
due 10/02/2023
(Repurchase
Amount $5,579,762,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.449%, Market Value
plus accrued interest
$5,691,392, due
02/15/25-04/20/71)
5,577,300
1.5
781,505
(8)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase Amount
$781,848, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $797,135, due
10/02/23)
781,505
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
6,951,263
(8)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/29/2023, 5.380%,
due 10/02/2023
(Repurchase
Amount $6,954,337,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$7,090,291, due
07/15/25-02/15/51)
$ 6,951,263
1.8
Total Repurchase
Agreements
(Cost $29,085,824)
29,085,824
7.6
Total Short-Term
Investments
(Cost $42,539,423)
42,534,910
11.1
Total Investments in
Securities
(Cost $447,269,893) $ 408,935,425 106.8
Liabilities in Excess of
Other Assets
(25,957,536) (6.8)
Net Assets $ 382,977,889 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2023.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Non-income producing security.
(7)
Restricted security as to resale, excluding Rule 144A securities.
As of September 30, 2023, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya High Yield Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary $ — $ — $ — $ —
Energy 15 — 5,093 5,108
Health Care 841 — — 841
Total Common Stock 856 — 5,093 5,949
Corporate Bonds/Notes — 361,714,290 — 361,714,290
Bank Loans — 4,675,578 — 4,675,578
Warrants — 3,340 — 3,340
Convertible Bonds/Notes — 1,358 — 1,358
Preferred Stock — — — —
Other — — — —
Short-Term Investments — 42,534,910 — 42,534,910
Total Investments, at fair value $ 856 $ 408,929,476 $ 5,093 $ 408,935,425
At September 30, 2023, Voya High Yield Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Green Field Energy Services, Inc. 8/25/2019 $ — $ —
$ — $ —
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,113,202
Gross Unrealized Depreciation (39,447,671)
Net Unrealized Depreciation $ (38,334,469)